RECEIVABLES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended							3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Beginning balance	Dec. 31, 2010 Beginning balance	Dec. 31, 2009 Beginning balance	Dec. 31, 2009 Cumulative effect from change in accounting for consolidation of certain VIEs	Mar. 31, 2013 Retail	Mar. 31, 2012 Retail	Dec. 31, 2012 Retail	Dec. 31, 2011 Retail	Mar. 31, 2013 Wholesale	Mar. 31, 2012 Wholesale	Dec. 31, 2012 Wholesale	Dec. 31, 2011 Wholesale	Mar. 31, 2013 Other	Mar. 31, 2012 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Allowance for credit losses:
Beginning balance	$ 122,320	$ 106,673	$ 106,673	$ 118,730	$ 132,271	$ 106,673	$ 118,730	$ 73,181	$ 59,090	$ 102,560	$ 83,233	$ 83,233	$ 73,123	$ 11,887	$ 12,163	$ 12,163	$ 31,148	$ 7,873	$ 11,277	$ 11,277	$ 14,459
Charge-offs	(4,222)	(6,768)	(38,001)	(53,153)	(94,201)					(2,510)	(4,338)	(28,238)	(27,770)	(63)		(1,857)	(12,613)	(1,649)	(2,430)	(7,906)	(12,770)
Recoveries	1,679	2,677	8,794	9,728	8,066					795	1,856	5,206	5,850	35	58	312	447	849	763	3,276	3,431
Provision	3,499	622	44,578	32,853	76,394					1,988	488	42,135	33,353	444	(605)	1,245	(6,801)	1,067	739	1,198	6,301
Foreign currency translation and other	(252)	94	276	(1,485)	(3,800)					(215)	41	224	(1,323)	(22)	24	24	(18)	(15)	29	28	(144)
Ending balance	123,024	103,298	122,320	106,673	118,730	106,673	118,730	73,181	59,090	102,618	81,280	102,560	83,233	12,281	11,640	11,887	12,163	8,125	10,378	7,873	11,277
Ending balance: individually evaluated for impairment	33,952	49,679	37,778	52,980						24,750	40,137	28,266	42,879	9,202	9,542	9,512	10,101
Ending balance: collectively evaluated for impairment	89,072	53,619	84,542	53,693						77,868	41,143	74,294	40,354	3,079	2,098	2,375	2,062	8,125	10,378	7,873	11,277
Receivables:
Total Receivables	11,377,132	10,144,982	10,854,596	9,493,222						7,447,188	6,364,455	7,363,384	6,258,289	3,696,980	3,505,385	3,265,173	2,972,116	232,964	275,142	226,039	262,817
Ending balance: individually evaluated for impairment	99,969	144,507	109,947	130,629						46,190	78,896	48,195	73,920	53,779	65,611	61,752	56,444				265
Ending balance: collectively evaluated for impairment	$ 11,277,163	$ 10,000,475	$ 10,744,649	$ 9,362,593						$ 7,400,998	$ 6,285,559	$ 7,315,189	$ 6,184,369	$ 3,643,201	$ 3,439,774	$ 3,203,421	$ 2,915,672	$ 232,964	$ 275,142	$ 226,039	$ 262,552